Share-based Compensation (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	¥ 684,467	¥ 349,277	¥ 306,308
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	328,480	169,621	165,708
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	36,023	23,253	17,967
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	120,925	51,475	48,350
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	¥ 199,039	¥ 104,928	¥ 74,283